STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 042 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
INVESTMENT INCOME:
Net appreciation in fair value of investments	$ 422,606,043	$ 611,055,697
Interest	9,852,650	10,871,767
Dividends	32,467,858	32,822,500
Total investment income — net	464,926,551	654,749,964
INTEREST INCOME ON NOTES RECEIVABLE FROM PARTICIPANTS	1,966,325	1,391,756
CONTRIBUTIONS:
Employer contributions	96,040	0
Employee contributions	252,919,399	230,455,761
Employee rollovers	10,314,381	5,993,913
Total contributions	263,329,820	236,449,674
DEDUCTIONS:
Benefits paid to participants	408,194,971	372,783,240
Administrative expenses	3,057,714	2,426,402
Total deductions	411,252,685	375,209,642
NET INCREASE IN NET ASSETS PRIOR TO TRANSFER	318,970,011	517,381,752
TRANSFERS TO OTHER QUALIFIED PLANS	(298,468)	(865,225)
NET INCREASE IN NET ASSETS	318,671,543	516,516,527
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	5,053,619,239	4,537,102,712
End of year	$ 5,372,290,782	$ 5,053,619,239